Time charter revenues and related contract balances - Consolidated contract assets, contract liabilities and refund liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Lease [Member]
Beginning Balance	$ 7,517	$ 8,326
Additions	0	0
Reduction for receivables recorded	(624)	(809)
Repayments of refund liabilities to charterer	0	0
Ending Balance	6,893	7,517
Netting of contract asset and contract liability	(6,893)	(7,517)
Balance reflected in balance sheet	0	0
Beginning Balance	(7,517)	(8,326)
Additions	0	0
Reduction for revenue recognized (excluding amortization)	624	809
Ending Balance	(6,893)	(7,517)
Netting of contract asset and contract liability	6,893	7,517
Balance reflected in balance sheet	0	0
Time Charter Services [Member]
Beginning Balance	0	303
Additions	171	0
Reduction for receivables recorded	0	(303)
Repayments of refund liabilities to charterer	1,188	3,328
Ending Balance	171	0
Netting of contract asset and contract liability	0	0
Balance reflected in balance sheet	171	0
Netting of contract asset and contract liability	0
Beginning balance	(1,834)	(6,187)
Additions	(721)	(1,747)
Reduction for receivables recorded	0
Reduction for revenue recognized from previous years		2,772
Ending balance	(1,367)	(1,834)
Balance reflected in balance sheet	$ (1,367)	$ (1,834)